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                     SALOMON BROTHERS OPPORTUNITY FUND INC
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) 725-6666

                       SUPPLEMENT DATED OCTOBER 12, 1998
                     TO PROSPECTUS DATED DECEMBER 29, 1997

The following information supplements and should be read in conjunction with the information contained under the caption 'Investment Manager' in the Fund's current Prospectus entitled 'Management:'

     Effective September 1, 1998, CFBDS, Inc., an indirect, wholly-owned subsidiary of Signature Financial Group, Inc., serves as the Fund's distributor.



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